Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 13. COMMITMENTS AND CONTINGENCIES
Compliance
The health care industry is subject to numerous laws and regulations of federal, state, and local governments. These laws and regulations include, but are not limited to, matters such as licensure, accreditation, government healthcare program participation requirements, reimbursement for patient services, and Medicare and Medicaid fraud and abuse. Recently, government activity has increased with respect to investigations and allegations concerning possible violations of fraud and abuse statues and regulations by healthcare providers. Violations of these laws and regulations could result in expulsion from government healthcare programs together with imposition of significant fines and penalties, as well as significant repayments for patient services billed. Compliance with these laws and regulations, specifically those related to the Medicare and Medicaid programs, can be subject to government review and interpretation, as well as regulatory actions unknown and not yet asserted at this time. Management believes that the Company is in substantial compliance with current laws and regulations.
Litigation
The Company is involved in various legal actions arising in the normal course of business. Management has not identified any legal actions during the three months ended March 31, 2022 that were deemed to be material.

NOTE 14. COMMITMENTS AND CONTINGENCIES
Compliance
The health care industry is subject to numerous laws and regulations of federal, state, and local governments. These laws and regulations include, but are not limited to, matters such as licensure, accreditation, government healthcare program participation requirements, reimbursement for patient services, and Medicare and Medicaid fraud and abuse. Recently, government activity has increased with respect to investigations and allegations concerning possible violations of fraud and abuse statues and regulations by healthcare providers. Violations of these laws and regulations could result in expulsion from government healthcare programs together with imposition of significant fines and penalties, as well as significant repayments for patient services billed. Compliance with these laws and regulations, specifically those related to the Medicare and Medicaid programs, can be subject to government review and interpretation, as well as regulatory actions unknown and not yet asserted at this time. Management believes that the Company is in substantial compliance with current laws and regulations.
Malpractice Professional Liability Insurance
The Company may be a party to claims filed against it in the normal course of business, principally related to malpractice assertions. The Company has professional liability insurance coverage on a claims-made basis. Current per claim coverage is limited to $1.0 million and aggregate annual claims of $3.0 million. Should this claims-made policy not be renewed or replaced with equivalent insurance, claims based on incidents occurring during the term of the claims-made policy but reported in subsequent periods would be uninsured. The Company has determined that no accrual is necessary for incurred but not reported (“IBNR”) claims as of December 31, 2021 and 2020. The Company has secured coverage through May 2022, and intends to renew coverage beyond this date.
Litigation
The Company is involved in various legal actions arising in the normal course of business. Management has not identified any legal actions during the fiscal year ended December 31, 2021 that were deemed to be material.